Plan of Restructuring (Quarter) (Detail) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restructuring Balance	$ 73	$ 309
Provision	10	164
Payment and Other Adjustment	24	400
Restructuring Balance	59	73
Employee Severance [Member]
Restructuring Balance	43
Provision		83
Payment and Other Adjustment	24	40
Restructuring Balance	19	43
Other Fees [Member]
Restructuring Balance	30	94
Provision	10	111
Payment and Other Adjustment		175
Restructuring Balance	$ 40	$ 30